Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
	December 31,
	2024	2023

Prepaid expenses	$330	$352
Government authorities	166	96
Other current assets	268	10

	$764	$458